Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	EPHS HOLDINGS, INC.
Entity Central Index Key	0001731911
Document Type	S-4/A
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	Updated Financial Information
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true